UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT High Yield Fund

The fund's portfolio
3/31/16 (Unaudited)

CORPORATE BONDS AND NOTES (82.2%)(a)
		Principal amount	Value

Advertising and marketing services (0.5%)

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		$485,000	$510,463

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		105,000	109,494

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025		355,000	370,088

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024		315,000	328,388

			1,318,433
Automotive (0.5%)

Dana Holding Corp. sr. unsec. notes 6s, 2023		15,000	14,775

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5 1/4s, 2023 (Italy)		660,000	656,370

General Motors Co. sr. unsec. notes 5.2s, 2045		120,000	112,809

Lear Corp. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		170,000	176,800

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021		486,000	363,285

			1,324,039
Basic materials (9.6%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		575,000	566,375

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)		420,000	469,350

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)		505,000	469,650

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		870,000	922,200

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023		320,000	365,600

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		855,000	846,450

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023		685,000	690,138

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)		180,000	191,700

Cemex Finance, LLC 144A company guaranty sr. notes 9 3/8s, 2022 (Mexico)		425,000	468,563

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)		575,000	543,318

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.7s, 2025 (Mexico)		595,000	545,913

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025		215,000	172,000

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023		330,000	268,950

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		600,000	582,000

Coveris Holding Corp. 144A company guaranty sr. unsec. notes 10s, 2018		255,000	243,525

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)		535,000	472,138

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021		260,000	242,450

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7 1/4s, 2022 (Canada)		490,000	328,300

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		435,000	295,800

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)		200,000	137,000

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9 1/2s, 2023		810,000	878,850

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020		435,000	461,644

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021		230,000	241,500

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2024		260,000	267,150

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		725,000	518,375

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		280,000	277,200

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2022		445,000	431,650

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018		590,000	525,100

Joseph T Ryerson & Son, Inc. company guaranty sr. sub. notes 9s, 2017		660,000	567,600

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10 1/2s, 2023		595,000	560,788

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020		360,000	373,950

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)		805,000	801,981

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		390,000	372,450

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)		255,000	216,113

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)		690,000	670,163

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		995,000	1,004,254

Pactiv LLC sr. unsec. unsub. bonds 8 3/8s, 2027		65,000	60,125

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025		325,000	299,000

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)		660,000	659,670

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018		260,000	243,100

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033		375,000	396,563

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025		145,000	152,069

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)		630,000	700,875

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		835,000	860,050

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		265,000	268,313

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021		620,000	367,350

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023		270,000	263,588

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		125,000	130,625

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025		440,000	457,600

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023		870,000	798,225

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		960,000	1,000,800

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021		185,000	192,400

			23,840,541
Broadcasting (2.9%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020		635,000	581,025

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		820,000	815,900

Cumulus Media Holdings, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		140,000	53,200

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019		275,000	285,313

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020		485,000	511,675

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		740,000	547,600

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		75,000	75,938

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		595,000	627,725

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021		70,000	72,188

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		665,000	668,325

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024		320,000	335,200

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		345,000	359,663

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2019		175,000	182,700

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021		25,000	25,750

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023		305,000	292,419

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		555,000	542,224

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025		810,000	799,875

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		545,000	555,900

			7,332,620
Building materials (0.9%)

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		245,000	256,025

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021		1,045,000	1,084,188

Standard Industries, Inc./NJ 144A sr. unsec. notes 6s, 2025		245,000	259,088

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 3/8s, 2024		660,000	669,900

Standard Industries, Inc./NJ 144A sr. unsec. notes 5 1/8s, 2021		65,000	66,544

			2,335,745
Cable television (4.8%)

Altice SA 144A company guaranty sr. unsec. notes 7 3/4s, 2022 (Luxembourg)		1,340,000	1,311,525

Altice SA 144A company guaranty sr. unsec. notes 7 5/8s, 2025 (Luxembourg)		400,000	383,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		75,000	72,750

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		235,000	244,546

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023		620,000	629,300

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 5/8s, 2022		235,000	247,338

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		480,000	494,400

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2024		1,210,000	1,264,450

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026		705,000	729,675

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		995,000	925,350

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		100,000	93,250

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		450,000	401,063

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		180,000	184,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		425,000	389,938

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 7/8s, 2025		200,000	217,400

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10 1/8s, 2023		445,000	476,150

Numericable Sfr SA 144A sr. bonds 5 5/8s, 2024 (France)	EUR	110,000	126,264

Numericable-SFR SA 144A company guaranty sr. notes 6s, 2022 (France)		$640,000	624,000

Numericable-SFR SA 144A company guaranty sr. notes 6 1/4s, 2024 (France)		530,000	515,425

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		110,000	113,850

Unitymedia GmbH 144A company guaranty sr. notes 6 1/8s, 2025 (Germany)		200,000	206,520

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		685,000	705,550

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (United Kingdom)		285,000	294,975

Virgin Media Secured Finance PLC 144A sr. notes 5 3/8s, 2021 (United Kingdom)		256,500	266,760

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019		1,010,000	1,010,000

			11,927,979
Capital goods (7.4%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		1,327,000	1,353,407

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		275,000	301,125

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024		450,000	432,563

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022		405,000	401,963

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		295,000	302,744

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		580,000	553,900

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023		200,000	201,500

Berry Plastics Corp. 144A company guaranty notes 6s, 2022		205,000	214,866

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)		585,000	507,488

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		800,000	870,000

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026		215,000	229,513

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)		305,000	301,188

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022		1,505,000	1,284,894

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021		290,000	304,500

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		1,065,000	1,059,675

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)		920,000	1,239,832

Manitowoc Foodservice, Inc. 144A sr. unsec. notes 9 1/2s, 2024		785,000	855,650

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		950,000	814,625

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		680,000	680,850

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8 3/4s, 2023		865,000	830,400

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025		305,000	307,288

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022		675,000	686,813

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		144,000	149,400

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019		120,000	121,500

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8 1/4s, 2021 (New Zealand)		370,000	379,250

Schaeffler Holding Finance BV 144A company guaranty sr. sub. notes 6 7/8s, 2018 (Netherlands)(PIK)		645,000	663,544

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		365,000	375,038

Terex Corp. company guaranty sr. unsec. notes 6s, 2021		1,150,000	1,112,625

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		410,000	429,475

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024		400,000	396,880

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2025		770,000	766,150

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022		325,000	331,500

			18,460,146
Commercial and consumer services (0.3%)

Mustang Merger Corp. 144A sr. unsec. notes 8 1/2s, 2021		120,000	123,900

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023		510,000	523,388

			647,288
Consumer (0.3%)

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		420,000	247,800

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5 3/4s, 2025		220,000	233,750

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020		45,000	47,385

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2024		300,000	320,250

			849,185
Consumer staples (4.8%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)		845,000	878,800

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)		240,000	244,800

Ashtead Capital, Inc. 144A company guaranty notes 6 1/2s, 2022		675,000	717,188

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2022		275,000	260,391

BlueLine Rental Finance Corp. 144A notes 7s, 2019		530,000	488,263

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022		655,000	561,663

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		1,315,000	1,236,100

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		580,000	593,775

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		335,000	376,875

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		910,000	919,100

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)		145,000	147,900

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023		680,000	697,850

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		830,000	531,200

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)		490,000	429,363

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)		190,000	189,240

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		130,000	129,350

Landry's, Inc. 144A company guaranty sr. unsec. sub. notes 9 3/8s, 2020		560,000	588,000

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		290,000	291,088

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2024		100,000	104,250

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021		535,000	543,025

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021		965,000	991,538

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		685,000	726,100

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		165,000	122,100

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022		280,000	301,350

			12,069,309
Energy (6.4%)

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55s, 2026		280,000	282,668

Antero Resources Corp. company guaranty sr. unsec. notes 5 5/8s, 2023		255,000	234,600

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022		595,000	539,963

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021		435,000	402,375

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022		780,000	561,600

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2021		70,000	49,700

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)		485,000	326,163

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)		120,000	85,200

California Resources Corp. company guaranty sr. unsec. sub. notes 6s, 2024		265,000	59,625

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020		88,000	20,240

California Resources Corp. 144A company guaranty notes 8s, 2022		941,000	362,285

CHC Helicopter SA company guaranty sr. notes 9 1/4s, 2020 (Canada)		675,000	285,188

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022		586,000	287,140

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023		810,000	793,800

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5s, 2022		380,000	327,513

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		395,000	330,319

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022		160,000	72,000

Devon Financing Co. LLC company guaranty sr. unsec. unsub. bonds 7 7/8s, 2031		275,000	269,659

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		45,000	34,650

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		1,465,000	256,375

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020		295,000	206,500

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021		820,000	153,750

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		810,000	688,500

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		580,000	26,100

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021 (In default)(NON)		455,000	52,325

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019 (In default)(NON)		171,000	18,810

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020 (In default)(NON)		479,000	65,863

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)		195,000	10

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)		865,000	237,875

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022		1,070,000	1,040,575

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026		500,000	455,000

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 1/2s, 2021		240,000	177,600

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		620,000	455,700

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		485,000	358,900

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2023		340,000	221,000

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022		365,000	242,725

Sabine Pass Liquefaction, LLC sr. notes 6 1/4s, 2022		370,000	360,750

Sabine Pass Liquefaction, LLC sr. notes 5 3/4s, 2024		360,000	343,800

Sabine Pass Liquefaction, LLC sr. notes 5 5/8s, 2023		345,000	327,750

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020		285,000	298,894

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)		1,340,000	3,350

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020 (In default)(NON)		670,000	162,475

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)		325,000	306,313

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)		550,000	551,375

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022		345,000	15,525

Seventy Seven Operating, LLC company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		770,000	192,500

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		320,000	236,000

SM Energy Co. sr. unsec. sub. notes 5s, 2024		620,000	429,158

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		235,000	165,675

SM Energy Co. sr. unsec. unsub. notes 6 1/8s, 2022		55,000	40,095

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		175,000	19,250

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022		310,000	58,125

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021		405,000	202,500

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		95,000	63,175

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5s, 2019		450,000	311,625

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 7/8s, 2021		208,000	192,346

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 3/4s, 2031		435,000	359,963

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		253,000	234,928

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023		605,000	527,863

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		975,000	711,750

			16,097,481
Entertainment (1.9%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		425,000	436,688

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025		420,000	429,450

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		190,000	196,888

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		405,000	414,619

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		25,000	26,063

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023		295,000	297,493

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020		560,000	582,400

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018		245,000	251,738

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2025		280,000	280,000

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023		635,000	644,525

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022		125,000	129,375

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		975,000	1,001,813

			4,691,052
Financials (9.5%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		900,000	843,750

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031		1,005,000	1,145,700

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		740,000	723,350

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058		360,000	447,300

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)		400,000	410,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		215,000	211,238

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		270,000	278,694

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		125,000	127,840

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023		365,000	366,825

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		390,000	404,625

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022		340,000	344,036

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity		175,000	167,475

CNG Holdings, Inc./OH 144A sr. notes 9 3/8s, 2020		720,000	313,200

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		305,000	311,863

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		265,000	270,300

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021		595,000	562,275

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023		265,000	252,413

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)		200,000	185,500

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		700,000	448,000

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151s, 2031		510,000	591,600

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		250,000	264,063

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		545,000	543,638

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2025(R)		300,000	291,750

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066		290,000	92,075

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)		130,000	119,600

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		985,000	970,225

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		595,000	564,655

iStar, Inc. sr. unsec. notes 5s, 2019(R)		230,000	220,800

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		255,000	277,950

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13s, perpetual maturity (United Kingdom)	GBP	485,000	1,147,350

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		$328,000	324,687

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2024(R)		225,000	236,813

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)		350,000	365,750

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020		465,000	445,238

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		435,000	386,063

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		420,000	436,800

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019		275,000	215,875

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019		275,000	275,275

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		590,000	587,788

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		165,000	161,288

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		450,000	397,125

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		670,000	634,825

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8s, perpetual maturity (United Kingdom)		245,000	233,608

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648s, perpetual maturity (United Kingdom)		1,915,000	2,240,504

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		445,000	413,850

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		155,000	152,071

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020		160,000	153,600

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019		240,000	229,200

Stearns Holdings, Inc. 144A company guaranty sr. notes 9 3/8s, 2020		557,000	543,075

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018		415,000	332,000

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		845,000	839,719

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		545,000	545,000

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021		525,000	341,250

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023		265,000	263,675

			23,653,169
Gaming and lottery (2.2%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		340,000	362,100

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6 3/8s, 2026		170,000	176,375

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7s, 2023		580,000	600,300

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	740,000	572,628

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		$250,000	257,500

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021		635,000	631,825

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		354,000	364,620

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		1,000,000	1,036,250

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		1,545,000	1,251,450

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020		180,000	108,000

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022		145,000	147,900

			5,508,948
Health care (8.0%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021		740,000	765,900

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022		450,000	454,500

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023		575,000	507,438

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		490,000	494,900

Centene Escrow Corp. 144A sr. unsec. notes 6 1/8s, 2024		500,000	526,250

Centene Escrow Corp. 144A sr. unsec. notes 5 5/8s, 2021		155,000	161,588

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021		120,000	121,500

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022		520,000	469,300

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)		540,000	463,050

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10 1/2s, 2018 (Luxembourg)		575,000	592,250

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		975,000	727,594

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)		820,000	815,900

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022		615,000	582,713

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023		250,000	236,250

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6s, 2025 (Ireland)		380,000	356,250

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6s, 2023 (Ireland)		430,000	405,813

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022		340,000	338,725

HCA, Inc. company guaranty sr. bonds 5 1/4s, 2026		470,000	481,750

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020		1,070,000	1,174,325

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022		210,000	236,775

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025		165,000	166,805

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023		490,000	503,132

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)		615,000	599,625

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018		885,000	887,213

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7 7/8s, 2021		390,000	412,425

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)		345,000	303,600

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		205,000	213,200

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		350,000	359,625

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)		515,000	524,520

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022		1,115,000	1,165,175

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024		485,000	512,888

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023		310,000	309,225

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		655,000	658,275

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020		925,000	985,125

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.134s, 2020		690,000	684,825

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020		315,000	264,600

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020		90,000	74,700

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025		520,000	400,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023		625,000	489,844

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		265,000	208,356

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020		400,000	326,000

			19,962,329
Homebuilding (3.0%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023		470,000	488,213

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		700,000	668,500

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		135,000	119,306

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021		630,000	675,675

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024		285,000	299,963

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		1,190,000	1,172,150

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019		395,000	407,838

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		210,000	210,525

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2021		330,000	334,125

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		700,000	630,000

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		780,000	883,350

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026		860,000	884,725

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		200,000	206,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		170,000	166,600

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		280,000	268,100

			7,415,570
Lodging/Tourism (0.5%)

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		100,000	113,750

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		125,000	134,063

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		1,135,000	1,092,438

			1,340,251
Media (0.3%)

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)		630,000	653,625

			653,625
Regional Bells (0.7%)

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		70,000	64,707

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024		180,000	158,400

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025		600,000	603,000

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022		670,000	686,750

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020		195,000	202,556

			1,715,413
Retail (2.4%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		592,000	482,480

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		505,000	215,888

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		215,000	227,900

Dollar Tree, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020		150,000	156,938

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019		475,000	488,063

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		100,000	97,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		500,000	400,000

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		930,000	855,600

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		45,000	50,513

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022		315,000	342,563

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		475,000	432,250

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)		755,000	581,818

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8s, 2021		820,000	705,200

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		505,000	515,100

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		480,000	476,400

			6,027,713
Technology (3.4%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		240,000	246,300

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		355,000	109,163

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		1,150,000	776,250

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		505,000	509,734

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023		595,000	600,950

First Data Corp. 144A notes 5 3/4s, 2024		570,000	569,943

First Data Corp. 144A sr. notes 5 3/8s, 2023		490,000	502,250

Infor US, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		1,490,000	1,355,900

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020		93,000	95,790

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)		615,000	645,750

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)		215,000	226,556

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		590,000	510,350

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5 1/4s, 2023		315,000	257,513

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		760,000	746,700

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)		225,000	229,165

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022		1,005,000	1,090,425

			8,472,739
Telecommunications (4.0%)

Altice Financing SA 144A company guaranty sr. notes 6 5/8s, 2023 (Luxembourg)		200,000	200,000

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7 5/8s, 2025 (Luxembourg)		600,000	570,300

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		700,000	755,125

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)		140,000	149,450

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Jamaica)		650,000	557,375

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6 3/4s, 2023 (Jamaica)		805,000	700,350

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		305,000	193,675

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		66,000	19,635

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)		185,000	55,269

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022		205,000	211,663

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		250,000	261,875

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		385,000	390,971

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		220,000	222,750

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		495,000	541,336

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028		1,760,000	1,284,800

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		345,000	361,388

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023		1,175,000	898,628

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021		1,480,000	1,130,350

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022		1,215,000	1,117,800

Wind Acquisition Finance SA 144A company guaranty notes 7 3/8s, 2021 (Luxembourg)		385,000	348,425

			9,971,165
Telephone (1.9%)

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023		890,000	934,500

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025		860,000	880,425

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		500,000	525,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		40,000	41,700

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		275,000	287,375

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		505,000	521,413

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021		915,000	746,297

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023		935,000	684,888

			4,621,598
Tire and rubber (0.3%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		695,000	625,500

			625,500
Transportation (0.7%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		680,000	637,500

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		1,195,000	1,165,125

			1,802,625
Utilities and power (5.0%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		380,000	431,300

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		635,000	614,363

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023		255,000	246,713

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		965,000	1,080,800

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025		1,090,000	1,046,400

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		180,000	188,775

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024		145,000	152,613

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037		1,055,000	836,198

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016		76,000	77,520

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		60,000	55,500

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019		960,000	955,200

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024		40,000	36,300

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8 5/8s, 2022		360,000	410,708

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)		277,699	301,998

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020		430,000	413,875

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022		190,000	88,350

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023		255,000	117,300

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020		1,125,000	562,500

GenOn Americas Generation, LLC sr. unsec. notes 9 1/8s, 2031		215,000	132,225

GenOn Americas Generation, LLC sr. unsec. notes 8 1/2s, 2021		815,000	531,788

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018		195,000	142,350

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020		215,000	138,675

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021		1,405,000	1,399,731

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024		290,000	269,700

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022		335,000	314,827

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		655,000	636,326

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		455,000	405,600

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		800,000	736,000

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)		415,000	120,350

			12,443,985

Total corporate bonds and notes (cost $224,343,005)			$205,108,448

SENIOR LOANS (5.0%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)

Builders FirstSource, Inc. bank term loan FRN Ser. B, 6s, 2022		$139,095	$137,704

			137,704
Capital goods (0.1%)

Manitowac Foodservice, Inc. bank term loan FRN 5 3/4s, 2023		285,000	285,475

			285,475
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8 1/2s, 2021		440,000	410,163

			410,163
Consumer cyclicals (3.5%)

Academy, Ltd. bank term loan FRN Ser. B, 5s, 2022		612,047	581,335

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017		1,265,087	1,160,323

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 11 3/4s, 2017		278,600	255,267

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		733,517	595,983

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		199,748	194,755

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		625,413	465,672

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.189s, 2019		639,000	436,384

J Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2021		283,557	219,993

JC Penney Corp., Inc. bank term loan FRN 6s, 2018		345,000	345,000

Jeld-Wen, Inc. bank term loan FRN 5 1/4s, 2021		433,072	431,043

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4 3/4s, 2022		432,825	430,796

Navistar, Inc. bank term loan FRN Ser. B, 6 1/2s, 2020		903,413	820,599

PET Acquisition Merger Sub, LLC bank term loan FRN Ser. B1, 5 3/4s, 2023		715,000	712,430

ROC Finance, LLC bank term loan FRN 5s, 2019		859,123	824,759

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6s, 2021		364,646	352,624

Talbots, Inc. (The) bank term loan FRN 9 1/2s, 2021		195,000	181,594

Talbots, Inc. (The) bank term loan FRN 5 1/2s, 2020		381,111	355,386

Yonkers Racing Corp. bank term loan FRN 4 1/4s, 2019		450,775	441,759

			8,805,702
Consumer staples (0.3%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, 4s, 2021		548,800	531,993

Del Monte Foods, Inc. bank term loan FRN 8 1/4s, 2021		380,000	264,100

			796,093
Financials (—%)

iStar, Inc. bank term loan FRN Ser. A2, 7s, 2017(R)		117,598	117,304

			117,304
Health care (0.3%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4 3/4s, 2021		219,375	215,536

Concordia Healthcare Corp. bank term loan FRN Ser. B, 5 1/4s, 2021 (Canada)		389,025	378,692

Patheon, Inc. bank term loan FRN Ser. B, 4 1/4s, 2021 (Netherlands)		155,465	149,538

			743,766
Technology (0.3%)

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		599,728	398,819

ON Semiconductor Corp. bank term loan FRN Ser. B, 5 1/4s, 2023		375,000	375,375

			774,194
Utilities and power (0.2%)

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017		1,769,778	497,012

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.918s, 2017		18,164	5,101

			502,113

Total senior loans (cost $14,758,720)			$12,572,514

COMMON STOCKS (1.9%)(a)
		Shares	Value

Ally Financial, Inc.(NON)		30,690	$574,517

Berry Plastics Group, Inc.(NON)		15,475	559,421

Boise Cascade Co.(NON)		14,035	290,805

CIT Group, Inc.		9,745	302,387

DISH Network Corp. Class A(NON)		8,260	382,108

Eldorado Resorts, Inc.(NON)		20,825	238,238

EP Energy Corp. Class A(NON)		31,460	142,199

Gaming and Leisure Properties, Inc.(R)		3,358	103,829

General Motors Co.		7,902	248,360

Hilton Worldwide Holdings, Inc.		10,275	231,393

Live Nation Entertainment, Inc.(NON)		14,760	329,296

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)		24,322	243

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)		24,322	243

Penn National Gaming, Inc.(NON)		34,840	581,480

Service Corp. International/US		15,010	370,447

Seventy Seven Energy, Inc.(NON)		16,265	9,435

Spectrum Brands Holdings, Inc.		3,325	363,356

Tribune Media Co. Class 1C(F)		93,841	23,460

Vantage Drilling International (Units) (Cayman Islands)(NON)		395	43,450

Total common stocks (cost $5,560,509)			$4,794,667

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)
		Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.		636	$584,573

American Tower Corp. $5.50 cv. pfd.(R)		5,675	582,397

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		3,850	412,720

EPR Properties Ser. C, $1.438 cv. pfd.(R)		18,552	482,079

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		9,800	647,094

Tyson Foods, Inc. $2.375 cv. pfd.		3,735	278,145

Total convertible preferred stocks (cost $2,752,214)			$2,987,008

CONVERTIBLE BONDS AND NOTES (0.5%)(a)
		Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		$313,000	$322,014

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018		323,000	453,815

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018		208,000	124,020

ON Semiconductor Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1s, 2020		247,000	220,448

Whiting Petroleum Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2020		49,000	28,512

Total convertible bonds and notes (cost $1,064,662)			$1,148,809

PREFERRED STOCKS (0.1%)(a)
		Shares	Value

M/I Homes, Inc. Ser. A, $2.438 pfd.		12,522	$313,050

Total preferred stocks (cost $233,660)			$313,050

SHORT-TERM INVESTMENTS (7.9%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.44%(AFF)	Shares	19,307,275	$19,307,275

U.S. Treasury Bills 0.30%, May 19, 2016(SEGCCS)		486,000	485,915

Total short-term investments (cost $19,793,084)			$19,793,190

TOTAL INVESTMENTS

Total investments (cost $268,505,854)(b)			$246,717,686

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $2,500,740) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Canadian Dollar	Buy	4/20/16	$127,512	$125,535	$1,977
	Canadian Dollar	Sell	4/20/16	127,512	119,117	(8,395)
Credit Suisse International
	Euro	Sell	6/15/16	465,168	444,040	(21,128)
JPMorgan Chase Bank N.A.
	Canadian Dollar	Buy	4/20/16	140,833	131,608	9,225
	Canadian Dollar	Sell	4/20/16	140,833	138,644	(2,189)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	4/20/16	559,558	522,013	(37,545)
UBS AG
	British Pound	Sell	6/15/16	1,041,227	1,019,783	(21,444)

Total						$(79,499)

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$116,718	$7,000,000	12/20/20	500 bp	$329,202

	Total		$116,718	$329,202

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2016. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $249,625,844.
(b)	The aggregate identified cost on a tax basis is $268,675,042, resulting in gross unrealized appreciation and depreciation of $5,497,888 and $27,455,244, respectively, or net unrealized depreciation of $21,957,356.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$14,783,531	$29,001,001	$24,477,257	$20,143	$19,307,275
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $7,090,261 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, for gaining exposure to specific sectors and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $86,535 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$290,805	$—	$—
Capital goods	559,421	—	—
Communication services	382,108	—	—
Consumer cyclicals	1,628,767	—	23,460
Consumer staples	363,356	—	—
Energy	195,084	—	486
Financials	980,733	—	—
Health care	370,447	—	—
Total common stocks	4,770,721	—	23,946
Convertible bonds and notes	—	1,148,809	—
Convertible preferred stocks	—	2,987,008	—
Corporate bonds and notes	—	205,108,438	10
Preferred stocks	—	313,050	—
Senior loans	—	12,572,514	—
Short-term investments	19,307,275	485,915	—

Totals by level	$24,077,996	$222,615,734	$23,956

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(79,499)	$—
Credit default contracts	—	212,484	—

Totals by level	$—	$132,985	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$212,484	$—
Foreign exchange contracts	11,202	90,701

Total	$223,686	$90,701

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$2,500,000
Centrally cleared credit default contracts (notional)		$5,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Credit Suisse International	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—
	Forward currency contracts#	1,977	—	—	9,225	—	—	11,202

	Total Assets	$1,977	$—	$—	$9,225	$—	$—	$11,202

	Liabilities:
	Centrally cleared credit default contracts§	—	11,327	—	—	—	—	11,327
	Forward currency contracts#	8,395	—	21,128	2,189	37,545	21,444	90,701

	Total Liabilities	$8,395	$11,327	$21,128	$2,189	$37,545	$21,444	$102,028

	Total Financial and Derivative Net Assets	$(6,418)	$(11,327)	$(21,128)	$7,036	$(37,545)	$(21,444)	$(90,826)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—
	Net amount	$(6,418)	$(11,327)	$(21,128)	$7,036	$(37,545)	$(21,444)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016